CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Loss for the year	¥ (33,716)	¥ (11,016)	¥ (11,827)
Other comprehensive income: Items that will not be reclassified to profit or loss
Equity investments at fair value through other comprehensive income – net movement in fair value reserve (non-recycling)	142	(236)	(250)
Share of other comprehensive income of an associate		(2)	(2)
Income tax effect of the above items	(35)	60	63
Items that are or may be reclassified subsequently to profit or loss
Cash flow hedge: fair value movement of derivative financial instrument		42	(45)
Differences resulting from the translation of foreign currency financial statements	1		8
Share of other comprehensive income of an associate		3	(3)
Income tax effect of the above items		(10)	11
Other comprehensive income for the year	108	(143)	(218)
Total comprehensive income for the year	(33,608)	(11,159)	(12,045)
Total comprehensive income attributable to:
Equity shareholders of the Company	(32,637)	(12,189)	(11,011)
Non-controlling interests	(971)	1,030	(1,034)
Total comprehensive income for the year	¥ (33,608)	¥ (11,159)	¥ (12,045)